INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Major components of tax expense (income) [abstract]
Disclosure of detailed information about deferred taxes [Table Text Block]
	December 31, 2019	December 31, 2018
Royalty interest	$(1,385)	$(1,690)
Tax loss carryforwards	3,377	3,204
Other	115	90
Total	$2,107	$1,604

Disclosure of detailed information about temporary difference, unused tax losses and unused tax credits [Table Text Block]
	December 31, 2019	December 31, 2018	Expiry Date Range
Tax loss carryforwards	$55,849	$47,199	2026-2038
Exploration and evaluation assets	410	595	No expiry
Other	$1,482	$19,192	No expiry

Disclosure of detailed information about income tax expense [Table Text Block]
	December 31, 2019	December 31, 2018
Current tax expense	$-	$-
Deferred tax recovery	(415)	(3,683)
	$(415)	$(3,683)

Disclosure of detailed information about effective income tax expense recovery [Table Text Block]

	December 31, 2019	December 31, 2018
Expected income tax (recovery)	$(3,844)	$15,777
Effect of lower tax rates in foreign jurisdictions	942	(22,238)
Permanent differences	898	1,332
Change in unrecognized deductible temporary differences and other	1,191	1,627
Foreign exchange	398	(181)
Total	$(415)	$(3,683)